Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Summary of ordinary shares

	Number of shares	Nominal value of shares	Share premium
	(thousands)	(Euro thousands)	(Euro thousands)
Issued and paid:
As at January 1, 2023	130,971	*	743,501
Repurchase of ordinary shares	(5,000)	*	(25,023)
Issuance of ordinary shares of $0.000001 each	19,050	*	65,405
Cancellation of convertible preference share	(*)	*	*
As at December 31, 2024 and 2023	145,021	*	783,883
Cancellation of treasury shares (including repurchase of 14,180 thousand ordinary shares in 2025 and 5,246 thousand ordinary shares in 2024)	(19,426)	*	(66,074)
As at December 31, 2025	125,595	*	717,809
*	Less than 1,000 shares or €1,000.